Thornburg Intermediate
                                Municipal Fund



                             Thornburg          Thornburg          Thornburg
                           Intermediate       Intermediate       Intermediate
                          Municipal Fund     Municipal Fund     Municipal Fund
                             A Shares           C Shares           I Shares

SEC Yield                      4.62%              4.39%              5.10%

Taxable Equiv. Yields          7.65%              7.27%              8.44%
NAV                           $13.23             $13.24             $13.23
Max. Offering Price           $13.71             $13.24             $13.23



1 Year                         1.94%              5.14%               NA

5 Year                         6.77%               NA                 NA

Since Inception                6.86%              6.08%              3.11%*
(Inception Date)             (7/22/91)          (9/1/94)            (7/5/96)

                                * Not annualized.

      Taxable equivalent yields assume a 39.6% marginal federal tax rate.

      The investment return and principal value of an investment in the fund will fluctuate so that, when redeemed, an investor's shares may be worth more or less than their original cost.

      Maximum sales charge of the Fund's Class A Shares is 3.50%.

      The data quoted represent past performance and may not be construed as a guarantee of future results.


l e t t e r  t o  s h a r e h o l d e r s

119 East Marcy Street, Santa Fe, New Mexico 87501 l (505) 984-0200

                                                November 6, 1996
Dear Fellow Shareholder:

I am pleased to present the Annual Report for the National Portfolio of Thornburg Intermediate Municipal Fund for the fiscal year ending September 30, 1996. The net asset value of the A shares increased 5 cents per share to $13.23 during the year. If you were with us for the entire period, you received dividends of 67.7 cents per share. If you reinvested your dividends, you received 69 cents per share. Investors who owned C Shares received dividends of
62.5 and 63.9 cents per share, respectively.

Your Thornburg Intermediate Municipal Fund portfolio currently holds over 240 municipal obligations from 43 states and 2 U.S. Territories. Approximately 76% of the bonds are rated A or better by one of the major rating agencies. As you know, we "ladder" the maturities of the bonds in your portfolio so that some bonds are scheduled to mature at par during each of the coming years. Today, your fund's weighted average maturity is approximately 7.4 years, and we always keep it below 10 years. Percentages of the portfolio maturing in the coming years are summarized below:

         % of portfolio maturing within       Cumulative % maturing by end of

                       2 years = 10%                 year 2= 10%
                 2 to 4 years =   7%                 year 4= 17%
                  4 to 6 years = 16%                 year 6= 33%
                  6 to 8 years = 24%                 year 8= 57%
                 8 to 10 years = 21%                year 10= 78%
                10 to 12 years = 13%                year 12= 91%
               12 to 14 years =   7%                year 14= 98%
               14 to 16 years =   1%                year 16= 99%

Over the years, our practice of laddering a diversified portfolio of short and intermediate maturity municipal bonds has allowed your fund to perform well in varying interest rate environments. For instance, the A shares of Intermediate Municipal Fund received "A" letter grades for one, three, and five year performance relative to other intermediate maturity municipal bond funds through September 30, 1996.* These rankings, which were published in The Wall Street Journal, reflect total returns in the top 20% of all short term municipal bond funds for those periods. Your fund has also earned Morningstar's coveted 5 star rating.**

I believe that a laddered portfolio of municipal bonds such as yours can usually outperform a single municipal bond investment, and that it can offer the additional benefits of convenience, diversification and more favorable balance of price risk and reinvestment risk. It is not possible to measure every individual bond from every conceivable starting and ending date against your fund, however, it is possible to make some comparison. On October 1, 1991, a representative yield for a $1 million (or more) block of a AA rated municipal bonds maturing on October 1, 2001 was 6.00%, according to Delphis Hanover Corporation. Let's assume an investor purchased such a bond at that time, and then sold it with no transaction cost at Delphis Hanover's market yield of 4.65% on September 30, 1996, this investor's average annual total return from that bond would have been 6.52%, assuming reinvestment of the 1992 to 1996 interest payments at prevailing money market rates. Your average annual total return on a purchase of up to $50,000 of your Thornburg Intermediate Municipal Fund was 6.77% for the 5 year period ended September 30, 1996. Your fund return was higher if you made a larger quantity purchase. Of course, past performance is no guarantee of future results and returns may be higher or lower in the future.

Many municipal bonds issued between 1985 and 1990 have been paid off this year. Money to pay off other bonds prior to maturity already has been raised. You may own municipal bonds or unit trusts which are being redeemed. Your investment in Thornburg Intermediate Municipal Fund will not be redeemed until you sell it. Please remember that you can easily add to your investment each month by authorizing a simple, automatic transfer from your checking account.

Americans have been net sellers of individual municipal and U.S. government bonds this year, while simultaneously increasing investments in foreign bonds, U.S. stocks and money market funds. Meanwhile, foreign investors have been supporting the U.S. bond market for about two years. I suppose the grass sometimes appears greener on the other side of the ocean. We like it here at home, but we have positioned your bond portfolio conservatively so as to be able to react quickly to change and take advantage of any opportunities that arise.

Thank you for investing in Thornburg Intermediate Municipal Fund.

Sincerely,




Brian J. McMahon
Managing Director



*Source: The Wall Street Journal, October 4, 1996. Performance data are supplied by Lipper Analytical Services, Inc., and reflect performance for the 1, 3, and 5 year periods ending September 30, 1996. An "A" ranking reflects total returns in the top 20% of all funds within the short term municipal objective, as defined by The Wall Street Journal. The average maturity and average quality of the funds within the short municipal objective may differ. At September 30, 1996, 121, 96, and 32 intermediate municipal funds reported 1-year, 3-year, and 5-year total returns, respectively. Performance calculations used to obtain these rankings assume deduction of all expenses and reinvestment of all distributions, but do not include the effect of any sales charge on total return. A portion of the Fund's income may be subject to the federal alternative minimum tax.

**Morningstar propriety rating reflects historical risk adjusted performance as of 9/30/96. Ratings are subject to change every month. Funds with at least three years of performance history are assigned ratings from one star (lowest) to five star (highest). Morningstar ratings are calculated from the funds' three-, five-, and ten year average annual returns and a risk factor that reflects fund performance relative to three month Treasury bill returns. 10% of the funds in an investment category receive five stars, 22.5% receive four stars. THIMX is ranked 4-Stars for the 3 year period and 5-Stars for the 5 year period ending 9/30/96. At 9/30/96, there were 324 bond funds with 3-year ratings, 192 bond funds with 5-year ratings in Morningstar's Municipal National category.

s t a t e m e n t  o f  a s s e t s  a n d  l i a b i l i t i e s

Thornburg Intermediate Municipal Fund
September 30, 1996

ASSETS

Investments, at value (cost $238,961,028)                  $250,385,711
Cash                                                             99,254
Interest receivable                                           4,437,392
Receivable for fund shares sold                                 361,047
Prepaid expenses and other assets                                52,486

                              TOTAL ASSETS                  255,335,890
LIABILITIES

Payable for fund shares redeemed                                177,157
Accounts payable and accrued expenses                           242,249
Payable to investment adviser                                   106,915
Dividends payable                                               407,700

                              TOTAL LIABILITIES                 934,021

NET ASSETS                                                 $254,401,869

NET ASSET VALUE:

Class A Shares:
Net asset value and redemption price per share
($246,127,703 applicable to 18,610,208 shares of
 beneficial interest outstanding)                                $13.23

Maximum sales charge, 3.50% of offering
price (3.63% of net asset value per share)                          .48

                             Maximum Offering Price Per Share    $13.71

Class C Shares:
Net asset value and offering price per share *
($7,585,554 applicable to 572,818 shares of
 beneficial interest outstanding)                                $13.24

Class I Shares:
Net asset value, offering and redemption price per share
($688,612 applicable to 52,065 shares of
 beneficial interest outstanding)                                $13.23

* Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See notes to financial statements.



s t a t e m e n t  o f   o p e r a t i o n s

Thornburg Intermediate Municipal Fund
Year Ended September 30, 1996

INVESTMENT INCOME
Interest income (net of premium amortized
  of $481,760)                                            $14,948,893

EXPENSES
Investment advisory fees (Note 3)                           1,446,809
Administration fees (Note 3)
  Class A Shares                                               76,163
  Class C Shares                                                2,250
  Class I Shares                                                   57
Distribution and service fees (Note 3)
  Class A Shares                                              595,596
  Class C Shares                                               34,228
Transfer agent fees                                           200,476
Custodian fees                                                171,003
Registration and filing fees                                   58,600
Professional fees                                              52,300
Accounting fees                                                26,225
Other expenses                                                 52,460

   TOTAL EXPENSES                                           2,716,167
Less:
  Expenses reimbursed by investment adviser (Note 3)         (253,119)
   NET EXPENSES                                             2,463,048

   NET INVESTMENT INCOME                                   12,485,845

REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS
Net realized loss on investments sold                        (192,091)
Increase in unrealized appreciation of investments            864,925
  NET REALIZED AND UNREALIZED
   GAIN ON INVESTMENTS                                        672,834
  NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS                                        $13,158,679

See notes to financial statements.



s t a t e m e n t s  o f  c h a n g e s  i n  n e t  a s s e t s

Thornburg Intermediate Municipal Fund





INCREASE (DECREASE) IN                             Year Ended September 30,
NET ASSETS FROM:
                                                        1996              1995
OPERATIONS:
Net investment income                          $  12,485,845     $  11,466,564
Net realized loss on investments sold               (192,091)       (2,097,030)
Increase in unrealized
appreciation of investments                          864,925         9,826,700

   NET INCREASE IN NET ASSETS
   RESULTING FROM OPERATIONS                      13,158,679        19,196,234
DIVIDENDS TO SHAREHOLDERS:
From net investment income
   Class A Shares                                (12,209,780)      (11,325,918)
   Class B Shares                                       --             (49,201)
   Class C Shares                                   (269,786)          (91,445)
   Class I Shares                                     (6,279)             --

FUND SHARE TRANSACTIONS - (Note 4)
   Class A Shares                                 17,593,230        12,586,727
   Class B Shares                                       --            (373,244)
   Class C Shares                                  3,572,380         3,739,329
   Class I Shares                                    681,348              --

NET INCREASE IN NET ASSETS                        22,519,792        23,682,482

NET ASSETS:

Beginning of year                                231,882,077       208,199,595
End of year                                    $ 254,401,869     $ 231,882,077
See notes to financial statements.


n o t e s  t o  f i n a n c i a l  s t a t e m e n t s

Thornburg Intermediate Municipal Fund

Note 1 - ORGANIZATION

Thornburg Intermediate Municipal Fund (the "Fund"), is a series of Thornburg Investment Trust (the "Trust", formerly known as Thornburg Income Trust). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended. The Trust is currently issuing five series of shares of beneficial interest in addition to those of the Fund: Thornburg Florida Intermediate Municipal Fund, Thornburg New Mexico Intermediate Municipal Fund, Thornburg Limited Term U.S. Government Fund, Thornburg Limited Term Income Fund and Thornburg Value Fund. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund's investment objective is to obtain as high a level of current income exempt from Federal income taxes as is consistent with the preservation of capital.

The Fund currently offers three classes of shares of beneficial interest, Class A, Class C and Institutional Class (Class I) shares. The Fund no longer offers Class B shares. Each class of shares of a Fund represents an interest in the same portfolio of investments of the Fund, except that (i) Class A shares are sold subject to a front-end sales charge collected at the time the shares are purchased and bear a service fee, (ii) Class B shares were sold at net asset value without a sales charge at the time of purchase, but were subject to a contingent deferred sales charge upon redemption, and bore both a service fee and a distribution fee, (iii) Class C shares are sold at net asset value without a sales charge at the time of purchase, but are subject to a service fee and a distribution fee, (iv) Class I shares are sold at net asset value without a sales charge at the time of purchase, and (v) the respective classes have different reinvestment privileges. Additionally, each Fund may allocate among its classes certain expenses, to the extent allowable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. Currently, class specific expenses of the Fund are limited to distribution fees, administrative fees and transfer agent expenses.

Note 2 - SIGNIFICANT ACCOUNTING POLICIES Significant accounting policies of the Fund are as follows:

Valuation of Investments: In determining net asset value, the Fund utilizes an independent pricing service approved by the Trustees. Debt investment securities have a primary market over the counter and are valued on the basis of valuations furnished by the pricing service. The pricing service values portfolio securities at quoted bid prices or the yield equivalents when quotations are not readily available. Securities for which quotations are not readily available are valued at fair value as determined by the pricing service using methods which include consideration of yields or prices of municipal obligations of comparable quality, type of issue, coupon, maturity, and rating; indications as to value from dealers and general market conditions. The valuation procedures used by the pricing service and the portfolio valuations received by the Fund are reviewed by the officers of the Fund under the general supervision of the Trustees. Short-term obligations having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

Federal Income Taxes: It is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to "regulated investment companies" and to distribute all of its taxable (if any) and tax exempt income to its shareholders. Therefore no provision for Federal income tax is required. Dividends paid by the Fund for the year ended September 30, 1996 represent exempt interest dividends which are excludable by shareholders from gross income for Federal income tax purposes.

When-Issued and Delayed Delivery Transactions:
The Fund may engage in when-issued or delayed delivery transactions. To the extent the Fund engages in such transactions, it will do so for the purpose of acquiring portfolio securities consistent with its investment objectives and not for the purpose of investment leverage or to speculate on interest rate changes. At the time the Fund makes a commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the value in determining its net asset value. When effecting such transactions, assets of the Fund of an amount sufficient to make payment for the portfolio securities to be purchased will be segregated on the Fund's records at the trade date. Securities purchased on a when-issued or delayed delivery basis do not earn interest until the settlement date.

Dividends: Net investment income of the Fund is declared daily as a dividend on shares for which the Fund has received payment. Dividends are paid monthly and are reinvested in additional shares of the Fund at net asset value per share at the close of business on the dividend payment date, or at the shareholder's option, paid in cash. Net capital gains, to the extent available, will be distributed annually.

General: Securities transactions are accounted for on a trade date basis. Interest income is accrued as earned. Premiums and original issue discounts on securities purchased are amortized over the life of the respective securities. Realized gains and losses from the sale of securities are recorded on an identified cost basis.

Deferred Expenses: Organizational expenses were deferred and were amortized on a straight-line basis over a 60-month period. Use of

Estimates: The preparation of financial statements, in conformity with generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.


Note 3 - INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an investment advisory agreement, Thornburg Management Company, Inc. (the "Adviser") serves as the investment adviser and performs services for which the fees are payable at the end of each month. For the year ending September 30, 1996, these fees were payable at annual rates ranging from 1/2 of 1% to 11/40 of 1% of the average daily net assets of the Fund. Effective July 1, 1996, the Fund entered into an Administrative Services Agreement with the Adviser, whereby the Adviser will perform certain administrative services for the shareholders of each class of the Fund's shares, and for which fees will be payable at an annual rate of up to 1/8 of 1% of the average daily net assets attributable to each class of shares.

In the event normal operating expenses of the Fund, exclusive of brokerage commissions, taxes, interest, and extraordinary expenses, exceed the limits prescribed by any state in which the Fund's shares are qualified for sale, the Adviser will reimburse the Fund for such excess. No such reimbursement was required as a result of this limitation. For the year ended September 30, 1996, the Adviser voluntarily reimbursed certain operating expenses amounting to $253,119.

The Fund has an underwriting agreement with Thornburg Securities Corporation (the "Distributor"), which acts as the Distributor of Fund shares. For the year ended September 30, 1996, the Distributor earned commissions aggregating $75,160 from the sale of Class A shares and collected contingent deferred sales charges aggregating $1,579 from redemptions of Class C shares of the Fund.

Pursuant to a Service Plan, under Rule 12b-1 of the Investment Company Act of 1940, the Fund may reimburse to the Adviser an amount not to exceed .25 of 1% per annum of the Fund's average net assets for payments made by the Adviser to securities dealers and other financial institutions to obtain various shareholder related services. The Adviser may pay out of its own funds additional expenses for distribution of the Fund's shares.

The Fund has also adopted a Distribution Plan pursuant to Rule 12b-1, applicable only to the Fund's Class C shares under which the Fund compensates the Distributor for services in promoting the sale of Class C shares of the Fund at an annual rate of up to .75% of the average daily net assets attributable to Class C shares. Total fees incurred by each class of shares of the Fund under their respective Service and Distribution Plans for the year ended September 30, 1996, are set forth in the statement of operations.

Certain officers and trustees of the Fund are also officers and/or directors of the Adviser and Distributor.

Thornburg Intermediate Municipal Fund

Note 4 - SHARES OF BENEFICIAL INTEREST:

At September 30, 1996, there were an unlimited number of shares of beneficial interest authorized, and capital paid-in aggregated $246,473,508. Transactions in shares of beneficial interest were as follows:

                                  Year Ended                    Year Ended
                              September 30, 1996             September 30, 1995
-------------------------------------------------------------------------------

Class A Shares             Shares        Amount         Shares      Amount
Shares sold                3,206,323  $42,461,497     3,708,074    $47,585,636
Shares issued to shareholders
      in reinvestment of
      distributions          538,669    7,136,992       517,151      6,647,686
Shares repurchased        (2,423,428) (32,005,259)   (3,260,168)   (41,646,595)

Net Increase               1,321,564  $17,593,230       965,057    $12,586,727

Class B Shares
Shares sold                       --           --       192,283      2,493,530
Shares issued to shareholders
      in reinvestment of
      distributions               --           --         2,430         31,469
Shares repurchased                --           --      (221,608)    (2,898,243)

Net Decrease                      --           --       (26,895)     ($373,244)

Class C Shares
Shares sold                  352,952   $4,676,873       309,465     $3,963,617
Shares issued to shareholders
      in reinvestment of
      distributions           15,345      202,966         5,497         71,325
Shares repurchased           (98,650)  (1,307,459)      (22,700)      (295,613)

Net Increase                 269,647   $3,572,380       292,262     $3,739,329

Class I Shares *
Shares sold                   51,632     $675,632            --            --
Shares issued to sharehol
      in reinvestment of
      distributions              433        5,716            --            --
Shares repurchased                --           --            --            --

Net Increase                  52,065     $681,348            --            --

* Sales of Class I shares commenced on July 5, 1996


Note 5 - SECURITIES TRANSACTIONS

For the year ended September 30, 1996, the Fund had purchase and sale transactions (excluding short-term securities) of $49,825,487 and $30,160,059, respectively.

The cost of investments for Federal income tax purposes is the same. At September, 1996, net unrealized appreciation of investments was $11,424,683, resulting from $11,844,964 gross unrealized appreciation and $420,281 gross unrealized depreciation.

Accumulated net realized losses from securities transactions included in net assets at September 30, 1996 aggregated $3,496,321.

For Federal income tax purposes the Fund has realized capital loss carryforwards of $3,496,321 as of September 30, 1996 available to offset future realized capital gains. To the extent that such carryforwards are used, no capital gains distributions will be made. The carryforwards expire as follows: September 30, 2002 - $1,207,200, September 30, 2003 - $2,097,030, and September 30, 2004 -
$192,091.




f i n a n c i a l   h i g h l i g h t s

Thornburg Intermediate Municipal Fund

Per share operating performance
(for a share outstanding
throughout the period)
                                            Year Ended September 30,
                                    1996     1995    1994     1993     1992
-------------------------------------------------------------------------------
Class of Shares:                      A        A        A       A        A

Net asset value, beginning of year  $13.18   $12.73  $13.47   $12.59   $12.11
Income from investment operations:
Net investment income                  .68      .68     .67      .71      .78
Net realized and unrealized
    gain (loss) on investments         .05      .45    (.72)     .88      .48
Total from investment operations       .73     1.13    (.05)    1.59     1.26
Less distributions from:
    Net investment income             (.68)    (.68)   (.67)    (.71)    (.78)
    Realized capital gains              --       --    (.02)      --      --
Change in net asset value              .05      .45    (.74)     .88      .48

Net asset value, end of year        $13.23   $13.18  $12.73   $13.47   $12.59

Total return (a)                      5.64%   9.16%  (.38%)   13.01%  10.76%

Ratios/Supplemental Data Ratios to
   Net investment income              5.12%   5.31%   5.23%     5.37%   6.15%
   Expenses, after expense reducts    1.00%   1.00%    .95%   .70%       .48%
   Expenses, before expense reducts   1.09%   1.08%   1.05%     1.06%   1.19%

Portfolio turnover rate              12.64%  32.20%  27.37%    14.29%  46.15%
Net assets
    at end of year (000)          $246,128 $227,881 $207,718  $182,319  $81,428

(a) Sales loads are not reflected in.

Per share operating performance
(for a share outstanding
throughout the period)                                           Period from
                                          Year Ended           September 1, (a)
                                         September 30,         to September 30,
                                      1996             1995             1994

Class of Shares:                   C      I**      B*        C       B       C


Net asset value, beg of period  $13.20   $13.00   $12.73  $12.73  $12.91 $12.91
Income from investment ops:
Net investment income              .63     .17       .59     .60    .05     .05
Net realized and unrealize
    gain (loss) on investments     .04     .23       .40     .47   (.18)   (.18)
Total from investment ops          .67     .40       .99    1.07   (.13)   (.13)
Less distributions from:
    Net investment income         (.63)   (.17)     (.59)   (.60)  (.05)   (.05)
Change in net asset value          .04     .23       .40     .47   (.18)   (.18)

Net asset value, end of period  $13.24  $13.23    $13.13  $13.20  $12.73  $12.73

Total return (b)                  5.14%   3.11%     8.30%   8.60% (.99%)  (.97%)

Ratios/Supplemental Data Ratios to
 Net investment income            4.73%  5.49%(c) 4.59%  4.62% 4.57%(c) 4.51%(c)
 Expenses, after expense reducts  1.40%   .70%(c) 1.65%  1.66% 1.70%(c) 1.76%(c)
 Expenses, before expense reducts 1.97%  6.10%(c) 2.86%  2.35% 1.70%(c) 1.76%(c)
Portfolio turnover rate          12.64%  12.64%  32.20%  32.20%  27.37%  27.37%
Net assets
    at end of period (000)      $7,586    $689     $0    $4,001   $342    $139


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s c h e d u l e  o f   i n v e s t m e n t s

Thornburg Intermediate Municipal Fund
September 30, 1996 CUSIPS: Class A - 885-215-202,  Class C - 885-215-780 , Class
I - 885-215-673  NASDAQ Symbols:  Class A - THIMX,  Class C - THMCX
(Proposed), Class I - THMIX (Proposed)

Principal                                                                                             Credit Rating+
Amount         Issuer-Description                                                                       Moody's/S&P       Value
Alabama        (1.47%)
$1,530,000     Alabama A & M University Housing & General Fee Revenue Series 1992, 6.20%
               due 11/1/05 (Living and Learning Center Project; Insured: MBIA)                             Aaa/AAA     $1,646,219
   250,000     Alabama Municipal Electric Authority Power Supply System Series 1991-A,
               6.50% due 9/1/05 (Insured: MBIA)                                                            Aaa/AAA        272,112
   750,000     Montgomery County Revenue, 7.00% due 4/1/07 (Human Resources Project)                          NR/A        822,780
   920,000     Pell County Industrial Development Board Revenue Series 1989-A, 7.75%
               due 9/1/04 (Shelby Creek Fabricators Project; LOC: Southtrust Bank)                           NR/NR        931,767
Alaska         (1.56%)
 1,000,000     Alaska Industrial Development & Export Authority Series 1991-A, 7.30% due 4/1/06               A/A-      1,069,080
 1,500,000     North Slope Borough Alaska General Obligation Capital Appreciation Series 1993-B,
               0% due 1/1/02 (Insured: MBIA)                                                               Aaa/AAA      1,146,645
 1,660,000     Seward Alaska Revenue, 7.375% due 10/1/07                                                     NR/NR      1,683,190
Arizona        (0.83%)
   500,000     Maricopa County Unified School District #89, Dysart School District
               General Obligation, 0% due 7/1/01 (Insured: FGIC)                                           Aaa/AAA        397,975
   880,000     Santa Cruz Valley Arizona School District Series 1994, 0% due 7/1/97 (Insured: FGIC)        Aaa/AAA        854,410
   880,000     Santa Cruz Valley Arizona School District Series 1994, 0% due 7/1/98 (Insured: FGIC)        Aaa/AAA        815,927
California     (15.26%)
   675,000     California Housing Finance Agency Revenue Series 1985-B, 9.875% due 2/1/17                    Aa/A+        704,126
   315,000     California Public Capital Improvements Financing Authority Joint Powers Agency
               Series E, 8.25% due 3/1/98 (Pooled Projects)                                                 Baa/NR        329,544
   625,000     California State Veterans Housing, 6.90% due 4/1/01                                           A1/A+        632,894
 4,500,000     California Statewide Community Development Authority Certificate of Participation,
               5.50% due 10/1/07 (Unihealth America Project; Insured: AMBAC)                               Aaa/AAA      4,550,940
 1,000,000     California Statewide Community Development Authority Series 1996-A, 6.00% due
               9/1/05 (San Gabriel Medical Center Project; Insured: California Health)                        NR/A      1,031,270
 1,740,000     Escondido Joint Powers Financing Authority Lease Revenue, 0% due 9/1/07
               (Center for the Arts Project; Insured: AMBAC)                                               Aaa/AAA        942,941
 8,095,000     Glendale Hospital Revenue Refunding Revenue, 7.75% due 1/1/09
               (Verdugo Hills Project; Insured: Industrial Indemnity)                                        NR/A+      9,116,103
 2,000,000     Orange County Refunding Recovery, 5.20% due 6/1/03 (Insured: MBIA)                          Aaa/AAA      2,042,780
 1,190,000     Orange County Refunding Recovery, 6.50% due 6/1/04 (Insured: MBIA)                          Aaa/AAA      1,308,012
 2,280,000     Orange County Refunding Recovery, 6.50% due 6/1/05 (Insured: MBIA)                          Aaa/AAA      2,509,596
   330,000     Orange County Airport Revenue, 8.00% 7/1/04 (John Wayne International Airport Project)        A1/A-        346,068
   770,000     Orange County Airport Revenue, 8.00% 7/1/04 (John Wayne International Airport Project)        A1/A-        796,480
   100,000     Orange County Transportation Authority Sales Tax Revenue, 5.50% due 2/15/01                   Aa/AA        103,324
 2,850,000     Orange County Special Financing Authority Teeter Plan Revenue Series E, 6.35%
               due 11/1/14, put 11/1/01 (LOC: Industrial Bank of Japan)                                      A1/A+      2,888,617
 1,500,000     Sacramento California Municipal Utility District Electric Revenue, 6.32%
               (variable rate) due 11/15/06 (Insured: FSA)                                                 Aaa/AAA      1,511,250
 1,925,000     San Diego Water Revenue Certificate of Participation, 6.25% due 5/1/04                       Aa/AA-      2,053,937
   500,000     San Diego County Water Authority Revenue & Refunding Series 1993-A,
               7.309% (variable rate) due 4/25/07 (Insured: FGIC)                                          Aaa/AAA        528,750
   365,000     San Francisco Downtown Parking Corporation Series 1993, 5.40% due 4/1/98                       A/NR        368,453
   380,000     San Francisco Downtown Parking Corporation Series 1993, 5.55% due 4/1/99                       A/NR        384,769
   405,000     San Francisco Downtown Parking Corporation Series 1993, 5.70% due 4/1/00                       A/NR        410,763
   425,000     San Francisco Downtown Parking Corporation Series 1993, 5.85% due 4/1/01                       A/NR        432,722
   145,000     San Marcos Certificate of Participation Series C, 0% due 8/15/05 (Escrowed to maturity)      NR/AAA         93,222
   740,000     San Marcos Certificate of Participation Series D, 0% due 9/2/05 (Escrowed to maturity)       NR/AAA        474,636
 1,310,000     San Marcos Public Facilities Authority Revenue Custom Receipts, 0% due 1/1/98
               (Escrowed to maturity)                                                                      Aaa/AAA      1,240,334
 1,310,000     San Marcos Public Facilities Authority Revenue Custom Receipts, 0% due 7/1/99
               (Escrowed to maturity)                                                                      Aaa/AAA      1,155,381
   700,000     Sulphur Springs School District General Obligation Series B, 5.60% due 3/1/04                  A/NR        728,819
   800,000     Sulphur Springs School District General Obligation Series B, 5.70% due 3/1/05                  A/NR        835,272
   450,000     Sunline Transit Agency Certificate of Participation Series A, 5.625% due 7/1/04                A/NR        458,874
   215,000     Sunline Transit Agency Certificate of Participation Series A, 5.75% due 7/1/05                 A/NR        228,650
Colorado       (3.27%)
   365,000     Colorado Student Obligation Auth. Revenue Series B, 6.55% due 12/1/02                          A/NR        385,958
   995,000     Colorado Student Obligation Auth. Student Loan Revenue Series B, 5.90% due 9/1/02              A/NR      1,020,373
 2,830,000     Larimer County, 8.45% due 12/15/05 (Poudre School District R1 Project)                         A/NR      3,523,209
 2,500,000     Mesa Valley School District Certificate of Participation Series B, 6.875% due 12/1/05
               (Insured: FSA)                                                                              Aaa/AAA      2,722,025
   510,000     Thornton Single Family Mortgage Revenue Series 1992-A, 8.05% due 8/1/09                        A/NR        544,935
Connecticut    (1.99%)
 3,000,000     Bristol Resource Recovery Facility Operating Committee - Solid Waste Revenue
               Refunding Series 1995, 6.125% due 7/1/03 (Ogden Martin at Bristol Project)                     A/NR      3,148,200
   535,000     Connecticut State Housing Revenue Series 1990-B1, 7.55% due 11/15/08
               (FHA/VA/ Private Mortgage Insurance)                                                          Aa/AA        542,918
   175,000     New Britain Senior Citizen Housing Development Mortgage Revenue Refunding
               Series A, 6.50% due 7/1/02 (Nathan Hale Apartments Project; Insured: FHA)                    NR/AAA        182,026
   500,000     Stratford General Obligation Series 1992, 7.15% pre-refunded 3/1/01 @ 102                     NR/A-        554,585
   500,000     Stratford General Obligation Series 1992, 7.20% pre-refunded 3/1/01 @ 102                     NR/A-        555,570
Delaware       (1.38%)
 3,235,000     Delaware Transportation Authority System Revenue, 6.25% due 7/1/04                            A1/AA      3,462,162
District of Col  (1.04%)
 1,000,000     District of Columbia General Obligation Series A, 5.75% due 6/1/03                             Ba/B        997,170
 1,000,000     District of Columbia Certificate of Participation Series 1993, 7.30% due 1/1/13               NR/B-      1,038,060
   235,000     District of Columbia Housing Finance Agency Mortgage Revenue Refunding
               Series 1992-D, 6.00% due 7/1/02 (Insured: MBIA)                                             Aaa/AAA        241,618
   300,000     District of Columbia Revenue, 0% due 2/15/02 (Assoc. of American Medical Colleges)           NR/AA-        207,582
   195,000     District of Columbia Revenue, 0% due 2/15/04 (Assoc. of American Medical Colleges)           NR/AA-        117,400
Florida        (2.36%)
   250,000     Cape Coral Special Assessment Water Improvement, 6.50% due 7/1/98 (Insured: MBIA)           Aaa/AAA        258,827
   250,000     Dade County Aviation Revenue, 7.20% due 10/1/00, refunding pending 10/1/96 @ 101               Aa/A        253,147
   240,000     Dade County Educational Facilities Revenue, 7.65% pre-refunded 4/1/00 @ 102
               (University of Miami Project; Insured: MBIA)                                                Aaa/AAA        268,687
 1,100,000     Duval County H.F.A. Multi Family Housing Revenue Series 1996,
               5.35% due 9/1/06 (St. Augustine Apartments Project)                                            NR/A      1,092,432
   160,000     Duval County HFA Series 94, 6.10% due 4/1/06 (GNMA Collateral)                              Aaa/AAA        162,954
   160,000     Duval County HFA Series 94, 6.10% due 10/1/06 (GNMA Collateral)                             Aaa/AAA        163,069
   250,000     Florida Housing Finance Agency Multifamily Housing Revenue Series 1995 D,
               5.10% due 4/1/13, put 4/1/02 (Park Colony Project; LOC: Mellon Bank)                          A+/A1        250,755
 1,000,000     Florida Housing Finance Agency Multifamily Housing Revenue Series 1983 G,
               5.35% due 12/1/05, mandatory put 6/1/00 (Insured: Connecticut General)                      Aaa/AAA      1,004,230
   320,000     Jacksonville Health Facilities Authority IDR, 7.55% due 12/1/07
               (National Benevolent Association Project)                                                 Baa1/BBB+        353,885
   100,000     Lee County Hospital Board Director's Revenue Series A, 5.70% due 4/1/01
               (Lee Memorial Hospital Project; Insured: MBIA)                                              Aaa/AAA        104,263
   400,000     Leon County Infrastructure Sales Surtax Revenue, 5.60% due 10/01/97
               (Criminal Detention Facilities Project; Insured: AMBAC)                                     Aaa/AAA        406,896
   150,000     Osceola County Health Facilities Revenue Series 1994, 5.75% due 5/1/04
               (Evangelical Lutheran Good Samaritan Project; Insured: AMBAC)                               Aaa/AAA        156,734
 1,400,000     Pinellas County Health Facilities Authority Series 1994-A, 5.75% due 8/1/01
               (Multi County Project; GNMA/FNMA Collateral)                                                 Aaa/NR      1,428,966
Georgia        (1.36%)
 2,700,000     De Kalb County Housing Authority Multifamily Housing Revenue, 3.85% due 6/15/25, put 10/7/96
               weekly demand note (Camden Brook Project; Insured: FNMA)                                    NR/A-1+      2,700,000
   195,000     Hinesville Leased Housing Corp. Rev., 6.05% due 1/15/98 (Regency Park Project)               NR/BBB        196,059
   500,000     Savannah Resource Recovery, 5.85% due 12/1/01 (Savannah Energy Systems Project)               A1/A+        519,110
Idaho          (.39%)
   955,000     Idaho Student Loan Series 1992B, 6.00% due 4/1/00                                             NR/NR        965,792
Illinois       (5.17%)
 1,930,000     Bedford Park Tax Increment Revenue Refunding Series 1993, 8.00% due 12/1/10                 NR/BBB-      2,302,799
   300,000     Central Lake County Joint Action Water Agency Series 1991, 0% due 5/1/05
               (Insured: MBIA)                                                                             Aaa/AAA        190,815
   500,000     Illinois Development Financing Authority, 7.125% due 3/15/07
               (Children's Home & Aid Society Project; LOC: American National Bank of Chicago)               NR/A+        538,410
 2,400,000     Illinois Development Financing Authority Debt Restructuring Revenue Series 1994,
               7.25% due 11/15/09 (East St. Louis Project)                                                   NR/A-      2,618,544
   500,000     Illinois HFA Revenue Refunding Series 1992, 7.00% due 1/1/07 (Mercy Hospital Project)       Baa1/A-        533,010
 1,000,000     Illinois HFA Revenue Refunding Series 1992, 7.00% due 7/1/02
               (Trinity Medical Center Project)                                                            Baa1/NR      1,024,170
 1,025,000     Illinois HFA Revenue Series B, 7.00% due 1/1/04 (Proctor Community Hospital Project)       Baa/BBB-      1,039,350
 1,525,000     Illinois State University Auxiliary Facilities System Revenue Series 1992,
               0% due 10/1/01 (Insured: MBIA)                                                              Aaa/AAA      1,193,496
   440,000     Rock Island Residential Mortgage Revenue, 7.70% due 9/1/08                                    Aa/NR        469,291
 3,000,000     Southern Illinois University Revenue Refunding Series A, 7.125% due 4/1/07                      A/A      3,036,690
Indiana        (2.41%)
   665,000     Danville Community Elementary School Building Corporation, 6.75% due 1/15/04                   NR/A        732,950
 1,000,000     Gary Building Corporation - Lake County First Mortgage Series 1994-B,
               8.25% due 7/1/10 (Sears Building Project)                                                     NR/NR      1,106,300
   255,000     Hamilton Heights Refunding Revenue, 6.60% due 1/1/08                                           NR/A        282,430
   700,000     Indiana Bond Bank Special Program Series 1991-F, 7.00% due 8/1/07                              NR/A        765,499
   445,000     Indiana State Housing Finance Authority Single Family Mortgage Revenue Series E-2,
               7.95% due 7/1/10                                                                              A2/AA        449,232
   740,000     Indianapolis Local Public Improvement Bond Bank, 0% due 7/1/09                               Aa/AA-        355,156
 1,195,000     Lake Central Multi District School Building Mortgage Revenue Series 1992-B, 6.25%
               due 1/15/04                                                                                    NR/A      1,305,490
 1,000,000     Penn High School Building Corporation Series 1992, 6.00% due 6/15/03                           NR/A      1,048,760
Iowa           (1.57%)
 2,600,000     Iowa State Department General Services Certificate of Participation Series 1992,
               6.50% due 7/1/06 (Insured: AMBAC)                                                           Aaa/AAA      2,856,464
 1,000,000     Iowa Student Loan Revenue Series 1992-B, 6.65% due 3/1/03                                    Aa1/NR      1,087,320
Kentucky       (3.05%)
 1,000,000     Erlanger Kentucky Improvement Assessment, 7.375% due 8/1/10
               (Public Improvement '93 Project; LOC: PNC Bank of Ohio)                                       NR/NR      1,057,890
 2,160,000     Fulton County Industrial Building Revenue Series 1995, 7.20% due 2/1/03
               (H.I.S. Jeans of Kentucky Project; Guarantee: CHIC by H.I.S.)                                 NR/NR      2,194,409
 2,520,000     Fulton County Industrial Building Revenue Series 1995, 7.60% due 2/1/07
               (H.I.S. Jeans of Kentucky Project; Guarantee: CHIC by H.I.S.)                                 NR/NR      2,564,705
   605,000     Mt. Sterling League of Cities Funding Trust Lease Series A, 5.625% due 3/1/03
               (Investment Agreement w/ Transamerica Life; Guaranteed: Health Management Assoc.)             Aa/NR        616,211
 1,120,000     Paintsville First Mortgage Revenue Refunding Series 1991, 8.65% due 9/1/05
               (Paul B. Hall Medical Center Project)                                                         NR/NR      1,194,648
Louisiana      (3.52%)
   475,000     Calcasieu Parish Industrial Development Board Pollution Control Revenue, 7.80%
               due 12/1/05 (Cities Service Corporation Project)                                           Baa3/BBB        476,701
    47,489     East Baton Rouge Mortgage Financing Authority Purchase Revenue, 8.25% due 2/25/11
               (GNMA Collateralized)                                                                        NR/AAA         49,571
 7,500,000     Louisiana Public Facilities Authority Revenue Refinancing, 8.00% due 10/1/09
               (Schwegman Westside Expressway Project)                                                       NR/NR      8,292,150
Maine          (.22%)
   500,000     Maine Student Loan Revenue Refunding, 6.90% due 11/1/03                                        A/NR        542,115
Maryland       (.39%)
   935,000     Ann Arundel County Multifamily Housing Revenue, 7.45% due 12/1/24, put 12/1/03
               (Twin Coves Apartment Project; Hud Section 8)                                               NR/BBB+        980,778
Massachusetts  (3.24%)
   250,000     Boston General Obligation Series A, 7.60% pre-refunded 2/1/99 @ 102                           NR/A+        272,710
   415,000     Haverhill General Obligation Municipal Purpose Loan, 7.50% due 10/15/11                     Baa/BBB        458,380
   260,000     Holyoke General Obligation, 9.85% pre-refunded 11/1/97 @ 102                                 Aaa/NR        280,449
   600,000     Holyoke General Obligation School Project Loan Act of 1948, 7.35% due 8/1/02                 Baa/NR        663,840
 1,000,000     Holyoke General Obligation School Project Loan Act of 1948, 7.65% due 8/1/09                 Baa/NR      1,110,450
   100,000     Massachusetts Health and Education Facilities, 6.875% due 7/1/99
               (Charlton Hospital Project)                                                                    A/A-        104,730
 1,230,000     Massachusetts Industrial Finance Agency IDRB, 7.75% due 11/1/06, put 11/1/96
               (William F. Rogers, Jr. Project; LOC: Shawmut Bank)                                           NR/NR      1,235,732
 1,000,000     Massachusetts Industrial Financing Authority Revenue Refunding Series 1993-A,
               6.15% due 7/1/02 (Massachusetts Refusetech Project)                                        Baa1/BBB      1,026,380
 2,860,000     Massachusetts Housing Finance Authority Insured Rental Housing Series 1994-A,
               6.20% due 1/1/06 (Insured: AMBAC)                                                           Aaa/AAA      2,959,757
Michigan       (4.50%)
   455,000     Auburn Hills Economic Limited Obligation Revenue Refunding and Improvement,
               6.15% due 12/01/05 (Foamade Industries Project; LOC: Michigan National Bank)                  NR/NR        465,410
   500,000     Detroit Unlimited Tax General Obligation, 8.00% pre-refunded 4/1/01 @ 102                  Aaa*/BBB        575,255
 2,450,000     Flint Refunding Tax Increment General Obligation Fin Auth, 6.125% due 6/1/06                Baa/BBB      2,481,139
   965,000     Kent Hospital Finance Authority Revenue Refunding Series 1992, 6.20% due 11/1/02
               (Pinerest Christian Hospital Project; Insured: FGIC)                                        Aaa/AAA      1,037,636
   500,000     Michigan State Housing Redevelopment Authority Ltd. Obligation, 6.50% due 9/15/07
               (Greenwood Villa Project; Insured: FSA)                                                     Aaa/AAA        533,520
 1,000,000     Michigan State Housing Development Authority Rental Revenue, 3.60% due 4/1/04
               (Insured: AMBAC)                                                                            Aaa/AAA      1,000,000
 1,215,000     Michigan Strategic Fund Limited Obligation Refunding Revenue Series 1992, 6.25%
               due 8/15/04 (Environmental Research Institute Project)                                         NR/A      1,277,074
   895,000     Pontiac Stadium Building Authority Revenue, 6.60% due 3/1/00                                Baa/BBB        911,808
 1,530,000     Southfield Economic Development Corporation Refunding Revenue
               N.W. 12 Limited Partnership, 7.25% due 12/1/10                                                NR/NR      1,568,556
 1,025,000     Wayne County Building Authority Limited Tax General Obligation
               Series 1992-A, 7.80% pre-refunded 3/1/02 @ 102                                             Baa/AAA*      1,182,071
   225,000     Wayne County Downriver System Sewage Disposal Series A, 7.00% due 11/1/13                  Baa/BBB-        240,014
Minnesota      (.28%)
   695,000     Minneapolis Special School District Certificate of Participation, 5.40% due 2/1/01              A/A        699,365
Mississippi    (2.46%)
 3,300,000     Adams County Hospital Revenue Series 1991, 7.90% due 10/1/08
               (Jefferson Davis Memorial Hospital Project)                                                  Baa/NR      3,798,762
 1,000,000     Mississippi Higher Educational Authority Series C, 7.50% due 9/1/09                            A/NR      1,073,210
   200,000     Mississippi Hospital Equipment and Facilities Revenue Series A, 7.25% due 5/1/00
               (Baptist Medical Center Project; Insured: MBIA) (Escrowed to Maturity)                      Aaa/AAA        217,740
 1,000,000     Mississippi Hospital Equipment Revenue, 6.40% due 1/1/07
               (Rush Foundation Project; LOC: Connie Lee)                                                  Baa/AAA      1,079,310
Missouri       (1.43%)
   100,000     Jackson County Single Family Mortgage Revenue, 0% due 9/1/14                                   NR/A         13,393
   200,000     Missouri State Economic Development Export and Infrastructure Board MFHR
               Series 1991-A, 7.25% due 9/15/02 (Quality Hill Project; Insured: Asset Guaranty)              NR/AA        211,094
   650,000     Missouri State Health and Education Facilities Authority,
               0% due 7/1/02 (Missouri Baptist Medical Center Project) (Escrowed to Maturity)                NR/A-        467,285
 2,365,000     St. Louis Board of Education General Obligation, 8.50% due 4/1/04 (Insured: FGIC)           Aaa/AAA      2,899,183
Montana        (.45%)
 1,025,000     Montana Higher Education Student Assistance Corp. Series 1992-B, 7.05% due 6/1/04              A/NR      1,114,360
Nebraska       (1.44%)
 2,195,000     Douglas County Industrial Development Revenue Series 1994, 6.40% due 9/1/14,
               mandatory put 9/1/04 (Aksarben Foods Project; LOC: Norwest Bank)                             Aa/AA2      2,277,291
 1,790,000     Nebraska Investment Finance Authority Collateralized Mortgage Obligation
               Capital Appreciation Refunding Series B, 0% due 4/15/12 (Insured: MBIA)                     Aaa/AAA        598,934
   700,000     Nebraska Investment Finance Authority, 6.65% due 3/1/00 (Insured: MBIA)                     Aaa/AAA        743,078
New Jersey     (.63%)
   280,000     Cape May County Municipal Utilities Authority, 6.60% due 8/1/03                                 A/A        304,178
 1,000,000     Mercer County Improvement Revenue Solid Waste Refunding, 0% due 4/1/14                        Ba/NR        267,390
 3,020,000     Mercer County Improvement Revenue Solid Waste Refunding, 0% due 4/1/16                        Ba/NR        694,540
   300,000     New Jersey EDA Refunding Revenue Series 1991, 6.875% due 10/1/14, optional put
               10/1/98 (Fairway Corporation Project; Insured: Provident Mutual Life Insurance)               A2/NR        300,531
New Mexico     (.48%)
   590,000     Sandia Pueblo General Obligation, 5.40% due 12/1/03 (LOC: Norwest Bank)                       NR/AA        592,100
   600,000     Sandia Pueblo General Obligation, 5.60% due 12/1/05 (LOC: Norwest Bank)                       NR/AA        601,188
New York       (1.49%)
   300,000     Allegheny County I.D.A. Civic Facilities, 7.10% due 9/1/01 (Alfred University Project)      Baa1/NR        322,455
   550,000     Battery Park City Authority Revenue, 7.35% pre-refunded 5/1/99 @ 102                        Aaa/AAA        600,611
 1,000,000     New York City General Obligation Refunding, 7.50% due 2/1/01                                Baa1/A-      1,085,540
 1,500,000     New York Local Government Assistance Corporation Series 1992, 6.875% due 4/1/06                 A/A      1,670,520
    50,000     Valley Health Development Corporation Mortgage Revenue Series 1990-A,
               7.85% due 2/01/02 (Insured: FHA)                                                             NR/AAA         53,724
North Carolina (.29%)
   650,000     Craven County Industrial Facilities Pollution Control Financing Authority Solid
               Waste Revenue, 7.875% due 6/1/05 (Weyerhaeuser Company Project)                               NR/NR        730,061
North Dakota   (.28%)
   650,000     Bismarck Hospital Revenue Refunding and Improvement, 7.00% due 5/1/03
               (Medical Center One Inc. Project; Insured: BIG)                                             Aaa/AAA        696,839
Ohio           (3.56%)
   700,000     Bellefontaine Hospital Facility Revenue and Refunding Series 1993, 6.00%
               due 12/1/02 (Mary Rutan Health-Logan County Project)                                         NR/BBB        723,583
   250,000     Bowling Green State University General Receipts Series 1991, 6.70% due 6/1/07                  A/AA        269,605
   150,000     Cleveland Airport System Revenue, 7.00% due 1/1/06                                              A/A        151,853
 2,250,000     Cleveland Certificate of Participation, 7.10% due 7/1/02
               (Motor Vehicle Motorized and Communications Equipment Project)                              Baa/BBB      2,374,223
 1,000,000     Cleveland Parking Facilities Improvement Revenue Series 1992, 8.00% due 9/15/12               NR/NR      1,177,460
 1,100,000     Franklin County Health Care Revenue Series 1995-A, 6.00% due 11/1/10
               (Heinzerling Foundation Project; LOC: BancOne - Columbus)                                    Aa2/NR      1,081,487
   700,000     Hamilton County Hospital Facilities Refunding Revenue Series 1992, 6.55%
               due 1/1/03 (Episcopal Retirement Homes, Inc. Project; LOC: Fifth/Third Bank)                  Aa/NR        755,923
   400,000     Hamilton County Hospital Facilities Refunding Revenue Series 1992, 6.80%
               due 1/1/08 (Episcopal Retirement Homes, Inc. Project; LOC: Fifth/Third Bank)                  Aa/NR        423,224
   270,000     Harrison County Ohio Industrial Development Revenue, 6.625% due 12/1/98
               (Drano Equipment Company Project)                                                             NR/NR        270,864
   940,000     Ohio St. Economic Development Revenue Series 1995-2, 5.60% due 6/1/02
               (Wirt Metal Products Project)                                                                 NR/A-        948,996
   854,456     Ohio Industrial Development Revenue Series 92, 8.125% due 12/1/06
               (Swifton Commons Project; LOC: Chemical Bank)                                                 NR/NR        736,977
Oklahoma       (1.22%)
   165,000     Pryor Creek EDA Mortgage Revenue Refunding Series 1991-A, 6.625% due 7/1/01
               (FNMA Collateralized)                                                                        NR/AAA        173,004
   785,000     Pushmatahah County Town of Antlers, Hospital Authority Revenue Series 1991, 8.75%
               due 6/1/06                                                                                    NR/NR        845,618
 1,485,000     Tulsa Oklahoma Industrial Development Authority Hospital Revenue, 6.10%
               due 2/15/09 (Medical Center Project)                                                          Aa/AA      1,496,464
   500,000     Woodward Municipal Hospital Authority Revenue Series 1994, 8.25% due 11/1/09                  NR/NR        537,770
Oregon         (2.39%)
 1,025,000     Albany Hospital Facility Authority Gross Revenue and Refunding Series 1994, 7.00%
               due 10/1/05 (Mennonite Home Project)                                                          NR/NR      1,050,615
 1,400,000     Oregon Economic Development Department Revenue Series CLII, 6.70%
               due 12/1/98 (Smokecraft Project; LOC: Seafirst Bank)                                         Aa3/NR      1,458,898
 1,200,000     Oregon Economic Development Department Revenue Series CLII, 7.00%
               due 12/1/02 (Smokecraft Project; LOC: Seafirst Bank)                                         Aa3/NR      1,260,672
 1,070,000     Oregon Economic Development Department Revenue Series CLII, 7.70%
               due 12/1/14 (Smokecraft Project; LOC: Seafirst Bank)                                         Aa3/NR      1,180,542
 1,000,000     Port of Portland Industrial Revenue Series 85, 7.25% due 10/1/09
               (Ash Grove Cement Project)                                                                    NR/NR      1,034,700
Pennsylvania   (5.47%)
   500,000     Allegheny County Redevelopment Auth Rev Rfdg Home Impt Ln Impac, 6.60% due 8/1/98               A/A        513,505
 2,135,000     Beaver County Industrial Development Authority Health Revenue, 0% due 2/1/10
               (Collateralized: FHA)                                                                        NR/AA-        745,414
   105,000     Chester County General Obligation, 9.50% due 12/1/97                                          NR/NR        105,717
   335,000     Hampden Industrial Development Authority Partnership Holdings LLC Project, 4.50%
               due 11/15/98                                                                                Baa2/NR        319,302
 2,800,000     Harrisburg Authority Lease Revenue Series 1991, 6.50% due 6/1/04
               (Insured: Capital Guaranty) crossover refunded 6/1/01 @ 101                                 Aaa/AAA      3,039,988
   800,000     Harrisburg Authority Lease Revenue Series 1991, 6.625% due 6/1/06
               (Insured: Capital Guaranty) crossover refunded 6/1/01 @ 101                                 Aaa/AAA        872,552
 2,000,000     Lancaster County Solid Waste, 8.375% due 12/15/04                                             A/BBB      2,103,720
 2,000,000     Lehigh County General Purpose Authority Revenue, 7.80% due 3/15/20,
               put 3/15/02 (Muhlenberg Care Project; LOC: United Jersey Bank)                                NR/NR      2,190,420
   750,000     Lehigh County General Purpose Rev, 5.10% due 11/15/03
               (St. Lukes Hospital, Bethlehem Project; Insured: AMBAC)                                     Aaa/AAA        753,510
   655,444     Lehigh County Industrial Development Authority Revenue, 7.45% due 8/1/01
               (Kresge Company Project)                                                                      A3/NR        655,503
   800,000     McKeesport Area School District Series B, 0% due 10/1/04                                       NR/A        526,360
   985,000     Philadelphia Water and Sewer Revenue 10th Series, 7.35% due 9/1/04
               (Escrowed to Maturity)                                                                      Aaa/AAA      1,116,409
   750,000     Pine-Richland School District, 0% pre-refunded 9/01/01 (Insured: AMBAC)                     Aaa/AAA        539,963
   200,000     York County Solid Waste Refuse Authority Industrial Development Revenue
               Series 1985, 7.40% due 12/1/99 (Resource Recovery Project)                                    A/AA-        211,444
Rhode Island   (1.63%)
   595,000     Pawtucket Public Building Authority Water System Project Revenue, 7.45% due 7/1/05          Baa1/NR        672,088
   680,000     Providence Public Building Authority Revenue, 7.10% due 12/1/03
               (Veazie Street School and Modular Classroom Project)                                        Baa1/NR        763,096
 1,500,000     Rhode Island Housing and Mortgage Finance Rental Housing Program
               Series A, 5.05% due 10/1/01                                                                    NR/A      1,507,965
   355,000     Rhode Island Health and Education Building Corporation Series 1991,
               7.10% due 11/1/02 (South County Hospital Project)                                           NR/BBB+        375,860
   720,000     West Warwick General Obligation, 5.90% due 1/1/05 (Insured: MBIA)                           Aaa/AAA        749,182
South Carolina (.71%)
   665,000     Florence County Certificate of Participation Series 1992, 4.90% due 3/1/98
               (Law Enforcement Center Project; Insured: AMBAC)                                            Aaa/AAA        672,515
   615,000     Liberty Sewer Revenue, 8.25% due 8/1/07                                                       NR/NR        642,306
   455,000     South Carolina Educational Facilities Authority, 6.95% due 11/1/03, put 11/1/96
               (Converse College Project; LOC: Nationsbank)                                                  A1/NR        464,796
South Dakota   (1.37%)
 1,000,000     South Dakota Housing Development Authority Home Ownership Mortgage Series
               1993-A, 5.20% due 5/1/02                                                                      Aa/AA      1,013,100
 1,755,000     South Dakota Student Loan Revenue, 7.625% due 8/1/06 (Insured: MBIA)                        Aaa/AAA      1,870,146
   500,000     South Dakota Student Loan Series 1991-A, 7.60% due 8/1/04                                     NR/A+        542,805
Tennessee      (1.04%)
   395,000     Carroll County Industrial Development Resoure, 7.00% due 4/1/01
               (Henry I Siegel Company Project; LOC: Chic By H.I.S)                                          NR/NR        392,436
   900,000     Carroll County Industrial Development Board Refunding Revenue Series 1995, 7.20%
               due 4/1/05 (Henry I. Seigel Company Project; LOC: CHIC by H.I.S.)                            NR/BBB        910,062
   205,000     Copperhill Industrial Development Board, 7.80% due 12/1/00 (Cities Service Co. Project)    Baa3/BBB        205,576
 1,100,000     Dayton I.D.R. Series 1986, 7.75% due 12/1/96 (Cowron and Co. Project; LOC: Signet Bank)       NR/NR      1,103,014
Texas          (6.96%)
 3,975,000     Bell County Health Facilities Development, 4.75% due 10/1/23, put 10/1/98                     NR/AA      3,989,310
 1,400,000     Brazos Higher Education Authority Refunding Revenue Series B-1, 6.50% due 6/1/04               NR/A      1,457,204
   135,000     Chimney Hill Municipal Utility District Waterworks and Sewer System Combination
               Unlimited Tax and Revenue Refunding Series 1991, 7.75% due 10/1/11                            NR/NR        149,141
   865,000     Chimney Hill Municipal Utility District Waterworks and Sewer System Combination
               Unlimited Tax and Revenue Refunding Series 1991, 7.75% due 10/1/11                            NR/NR        939,987
   750,000     Clay Road Municipal Utility District Unlimited Tax and Revenue Series 1991,
               7.625% due 9/1/11                                                                             NR/NR        823,718
 1,000,000     Conroe Independent School District Refunding Series 1992, 0% due 2/1/05
               (PSF Guaranteed)                                                                            Aaa/AAA        650,660
 1,000,000     Conroe Independent School District Refunding Series 1992, 0% due 2/1/05
               (PSF Guaranteed)                                                                            Aaa/AAA        627,060
   250,000     Dallas County Flood Control District #1 General Obligation, 0% due 4/1/97                     NR/NR        243,143
   400,000     Dallas - Fort Worth Regional Airport Revenue Series A -CR-103,
               5.875% due 11/1/05, put 5/1/98 (Insured: FGIC)                                              Aaa/AAA        402,616
   570,000     Harris County Municipal Utility District #118 Unlimited Tax and Revenue Refunding
               Series 1992, 0% due 3/1/04 (Insured: MBIA)                                                  Aaa/AAA        361,819
   525,000     Harris County Municipal Utility District #118 Unlimited Tax and Revenue Refunding
               Series 1992, 0% due 3/1/05 (Insured: MBIA)                                                  Aaa/AAA        310,952
   880,000     Houston Water Conveyance System Contract Certificate of Participation Series F,
               7.20% due 12/15/04 (Insured: AMBAC)                                                         Aaa/AAA      1,008,313
   465,000     Hunt Memorial Hospital District, 0% due 2/15/01                                                 A/A        364,239
 2,000,000     Leander Independent School District Unlimited Tax School Building & Refunding
               Series 1992, 0% due 8/15/05 (PSF Guaranteed)                                                 Aaa/NR      1,333,340
   800,000     Mesquite General Obligation, 0% due 2/15/02                                                   A1/A+        611,568
   800,000     Midland County Hospital District Revenue Series 1991, 0% due 6/1/07                          NR/BBB        414,872
   500,000     North Texas Higher Educational Student Loan Revenue, 6.50% due 4/1/98 (Insured: AMBAC)      Aaa/AAA        515,180
   715,000     Tarrant County Health Fac, 6.00% due 9/1/04,
               (Harris Methodist Health Systems Project; Insured: AMBAC)                                   Aaa/AAA        755,512
 1,495,000     Texas Water Resource Financing Authority Revenue, 7.30% due 2/15/04
               (Insured: AMBAC)                                                                            Aaa/AAA      1,575,027
   500,000     Trinity River Auth Interim Water Rev, 5.75% due 10/15/00 (Livingston Project)                 A1/A+        500,405
   400,000     Trinity Texas Housing Finance Corporation Multifamily Housing Revenue, 10.00%
               due 6/1/98 (Timberline Apartments Project)                                                    NR/NR        400,000
U.S. Virgin Islands (1.26%)
 3,000,000     U.S. Virgin Islands Water & Power Authority Series A, 7.40% due 7/1/11                        NR/NR      3,148,590
Utah           (1.71%)
 2,000,000     Intermountain Power Agency Revenue, 0% pre-refunded 7/1/00                                  Aaa/AAA      1,685,580
 2,500,000     Salt Lake County Housing Authority Multifamily Housing Revenue Refunding
               Series 1993, 5.40% due 12/15/18, put 12/15/03 (Summertree Project;
               LOC: First Security Bank)                                                                     A1/NR      2,472,625
   924,997     Utah State Housing Financing Agency Capital Appreciation Res. Mortgage Series 83-A,
               0% due 7/1/16                                                                                 NR/AA        123,681
Virginia       (4.01%)
   500,000     Chesterfield County Certificate of Participation, 7.80% pre-refunded 12/15/96 @ 102           Aa/NR        514,095
 2,000,000     Hampton Redevelopment Housing Authority Multifamily Housing Revenue & Refunding
               Series 1994, 7.00% due 7/1/24, mandatory put 7/1/04 (Chase Hampton II Apts. Project)          NR/NR      2,143,400
   320,000     Peninsula Ports Authority Hospital Revenue, 8.00% due 8/1/99
               (Mary Immaculate Hospital Project)                                                            NR/A-        347,110
 2,000,000     Suffolk Redevelopment Housing Authority Multifamily Housing Revenue & Refunding
               Series 1994, 7.00% due 7/1/24, mandatory put 7/1/04 (Chase Heritage @ Dulles Project)         NR/NR      2,110,260
   665,000     Virginia Beach General Obligation, 5.90% due 7/15/08                                          Aa/AA        689,781
 1,030,000     Virginia State Housing Development Authority Series C-7, 5.40% due 1/1/01                    Aa/AA+      1,054,555
 1,000,000     Virginia State Housing Development Authority Series H-1, 6.60% due 7/1/08                    Aa/AA+      1,058,680
 1,000,000     Virginia Housing Dev. Auth. Commonwealth Mortgage Series 1992-C, 6.75% due 7/1/11             Aa/AA      1,045,250
 1,000,000     Virginia Public School Authority, 6.80% due 1/15/05 pre-refunded 1/15/99
               (School Funding Project)                                                                    Aaa/AAA      1,069,210
Washington     (2.43%)
 1,000,000     Bremerton Water & Sewer Improvement Revenue Series B, 6.00% due 9/1/03
               (Insured: FGIC)                                                                             Aaa/AAA      1,070,510
 1,100,000     Clark County Industrial Revenue Solid Waste Transfer Stations Series 1991, 7.50%
               due 12/15/06 (Columbia Resource Company Project; LOC: U.S. Bank of Oregon)                    A1/NR      1,190,805
 1,500,000     Pilchuck Development Public Corporation IDRB Series 1993,
               6.25% due 8/1/10 (Little Neck Properties Project; LOC: U.S. Bancorp)                          A1/NR      1,522,725
   790,000     Port of Grays Harbor Revenue Refunding, 6.05% due 12/1/02                                    A/BBB+        829,231
 1,000,000     Washington Health Care Facilities Authority Pooled Equipment Series 1992-B,
               7.20% due 6/1/02 (Kadlec Medical Center Project)                                            Baa1/NR      1,033,670
   400,000     Washington Public Power Supply System Series 1991-A, 6.75% due 7/1/05 (Project: 1)            Aa/AA        436,108
West Virginia  (1.18%)
 3,100,000     West Virginia Parkways Economic Development and Tourism Authority Parkway
               Revenue Refunding, 5.33% inverse floating rate note due 5/15/02 (Insured: FGIC)             Aaa/AAA      2,963,476
Wisconsin      (.85%)
   375,000     Bass Lake PCRB, 6.50% due 4/1/05 (Johnson Timber Corp. Project; Guaranty: SBA)            Aaa*/AAA*        407,141
   735,000     Wisconsin Housing & Economic Development Authority Series C, 7.55% due 9/1/97
               (LOC: FHA/ GEMIC Mortgage)                                                                    Aa/AA        746,834
 1,000,000     Wisconsin Health & Education, 7.75% due 11/1/15 (Hess Memorial Hospital Project)              NR/NR        975,920

               TOTAL INVESTMENT (100%)                                                                               $250,385,711
               (Cost $238,961,028)**


* Indicates rating on other debt issued by the same issuer, rather than on the security held by the Fund. These securities are deemed by the Adviser to be comparable with those of issuers having debt ratings in the 4 highest grades by Moody's or S & P.
** The cost for Federal income tax purposes is the same.
 + Credit ratings are unaudited.
                See notes to financial statements.

i n d e p e n d e n t    a u d i t o r ' s    r e p o r t

To the Board of Trustees and Shareholders
Thornburg Intermediate Municipal Fund
Santa Fe, New Mexico



We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Thornburg Intermediate Municipal Fund, series of Thornburg Investment Trust as of September 30, 1996, the related statement of operations, the statements of changes in net assets, and the financial highlights for the periods indicated. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 1996 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Thornburg Intermediate Municipal Fund as of September 30, 1996, the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles.





New York, New York
October 25, 1996